Share Capital (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital (Tables) [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The number of shares and stated value of the outstanding shares were as follows:

	June 30, 2025		December 31, 2024
	Number of shares	Stated value	Number of shares	Stated value
Telesat Public Shares	14,682,322	$62,086	14,080,010	$52,742
Class C Shares	112,841	6,340	112,841	6,340
	14,795,163	$68,426	14,192,851	$59,082

Telesat Public Shares [Member]
Share Capital (Tables) [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The breakdown of the number of shares of Telesat Public Shares, as at June 30, 2025, was as follows:

Telesat Public shares
Class A Common shares	3,607,757
Class B Variable Voting shares	11,074,565
Total Telesat Public shares	14,682,322

Limited Partnership units [Member]
Share Capital (Tables) [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The number and stated value of the outstanding LP Units of the Partnership as at June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025		December 31, 2024
	Number of shares	Stated value	Number of shares	Stated value
Class A and Class B LP Units	18,069,713	$49,451	18,321,792	$50,141
Class C LP Units	18,098,362	38,893	18,098,362	38,893
	36,168,075	$88,344	36,420,154	$89,034